Submission	Nov. 04, 2022
Submission [Line Items]
Central Index Key	0000019617
Registrant Name	JPMORGAN CHASE & CO
Registration File Number	333-263304
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES